STOCK OPTIONS AND WARRANTS (Details) - Nonvested Restricted Stock Shares Activity - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Nonvested Restricted Stock Shares Activity [Abstract]
Balance, Number of Unvested Shares	16,667
Balance, Weighted Average Grant Date Fair Value	$ 6.00
Balance, Aggregate Value of Unvested Shares	$ 101,109	$ 100,000
Granted, Number of Unvested Shares	70,412	20,000
Granted, Weighted Average Grant Date Fair Value	$ 4.57	$ 6.00
Granted, Aggregate Value of Unvested Shares	$ 322,080	$ 120,000
Vested, Number of Unvested Shares	(67,956)	(3,333)
Vested, Weighted Average Grant Date Fair Value	$ 4.72	$ 6.00
Vested, Aggregate Value of Unvested Shares	$ (320,971)	$ (20,000)
Forfeitures, Number of Unvested Shares	0	0
Forfeitures, Weighted Average Grant Date Fair Value	$ 0	$ 0
Forfeitures, Aggregate Value of Unvested Shares	$ 0	$ 0
Balance, Number of Unvested Shares	19,123	16,667
Balance, Weighted Average Grant Date Fair Value	$ 5.29	$ 6.00